Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

Note Nine – Goodwill and Other Intangible Assets

The amount of goodwill approximated $63.0 million and $54.9 million at December 31, 2012 and 2011, respectively.  The Company completed its annual assessment of the carrying value of goodwill during 2012 and concluded that its carrying value was not impaired.

The following table summarizes core deposit intangibles as of December 31, 2012 and 2011, which are subject to amortization:

( In thousands)	2012	2011

Gross carrying amount	$5,677	$4,404
Accumulated amortization	(3,608)	(3,130)
	$2,069	$1,274

            During 2012, 2011 and 2010, the Company recognized pre-tax amortization expense of $0.5 million, $0.4 million and $0.4 million, respectively, associated with its core deposit intangible assets.  The estimated amortization expense for core deposit intangible assets for each of the next five years is as follows:

( In thousands)

2013	$520
2014	501
2015	285
2016	134
2017	129
Thereafter	500
$2,069